employee future benefits (Tables)	6 Months Ended
Jun. 30, 2022
employee future benefits
Schedule of defined benefit pension plan expense

Three-month periods ended June 30		2022			2021
			Defined benefit			Defined benefit
			obligations			obligations
(millions)	Note	Plan assets	accrued [1]	Net	Plan assets	accrued [1]	Net
Employee benefits expense	8
Benefits earned for current service		$—	$(28)		$—	$(30)
Benefits earned for past service		—	—		—	(3)
Employees’ contributions		5	—		4	—
Administrative fees		(2)	—		(1)	—
		3	(28)	$(25)	3	(33)	$(30)
Financing costs	9
Notional income on plan assets [2] and interest on defined benefit obligations accrued		74	(74)		59	(65)
Interest effect on asset ceiling limit		(2)	—		(1)	—
		72	(74)	(2)	58	(65)	(7)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME [3]				(27)			(37)
Other comprehensive income	11
Difference between actual results and estimated plan assumptions [4]		(875)	—		386	—
Changes in plan financial assumptions		—	1,536		—	(231)
Changes in the effect of limiting net defined benefit assets to the asset ceilings [5]		(475)	—		(16)	—
		(1,350)	1,536	186	370	(231)	139
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME [3]				$159			$102

Six-month periods ended June 30		2022			2021
			Defined benefit			Defined benefit
			obligations			obligations
(millions)	Note	Plan assets	accrued [1]	Net	Plan assets	accrued [1]	Net
Employee benefits expense	8
Benefits earned for current service		$—	$(55)		$—	$(60)
Benefits earned for past service		—	(3)		—	(3)
Employees’ contributions		9	—		9	—
Administrative fees		(3)	—		(2)	—
		6	(58)	$(52)	7	(63)	$(56)
Financing costs	9
Notional income on plan assets [2] and interest on defined benefit obligations accrued		148	(149)		119	(130)
Interest effect on asset ceiling limit		(3)	—		(2)	—
		145	(149)	(4)	117	(130)	(13)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME [3]				(56)			(69)
Other comprehensive income	11
Difference between actual results and estimated plan assumptions [4]		(1,418)	—		237	—
Changes in plan financial assumptions		—	3,027		—	864
Changes in the effect of limiting net defined benefit assets to the asset ceilings [5]		(1,209)	—		(51)	—
		(2,627)	3,027	400	186	864	1,050
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME [3]				344			981
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions		25	—	25	28	—	28
BENEFITS PAID BY PLANS		(234)	234	—	(236)	236	—
PLAN ACCOUNT BALANCES
Change in period		(2,685)	3,054	369	102	907	1,009
Balance, beginning of period		10,043	(10,233)	(190)	9,608	(10,521)	(913)
Balance, end of period		$7,358	$(7,179)	$179	$9,710	$(9,614)	$96
FUNDED STATUS – PLAN SURPLUS (DEFICIT)
Pension plans that have plan assets in excess of defined benefit obligations accrued	20	$7,354	$(6,832)	$522	$8,835	$(8,196)	$639
Pension plans that have defined benefit obligations accrued in excess of plan assets
Funded		4	(162)	(158)	875	(1,174)	(299)
Unfunded		—	(185)	(185)	—	(244)	(244)
	27	4	(347)	(343)	875	(1,418)	(543)
		$7,358	$(7,179)	$179	$9,710	$(9,614)	$96

1	Defined benefit obligations accrued are the actuarial present values of benefits attributed to employee services rendered to a particular date.
2	The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued at the end of the immediately preceding fiscal year.
3	Excluding income taxes.
4	Financial assumptions in respect of plan assets (interest income on plan assets included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued) and demographic assumptions in respect of the actuarial present values of the defined benefit obligations accrued, both as at the end of the immediately preceding fiscal year.
5	Effect of asset ceiling limit at June 30, 2022, was $1,391 (December 31, 2021 - $179).

Schedule of defined contribution pension plan expense

	Three months		Six months
Periods ended June 30 (millions)	2022	2021	2022	2021
Union pension plan and public service pension plan contributions	$5	$6	$9	$10
Other defined contribution pension plans	25	22	47	40
	$30	$28	$56	$50